Commitments (Details) - USD ($)	Sep. 30, 2016	Jun. 30, 2016
Fiscal year ending,
2017 - remaining nine months	$ 62,095	$ 81,435
2018	83,900	84,696
2019	62,925	65,412
Total	$ 209,750	$ 231,543